Other Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)
Other Operating Income (Expense)

(CAD$ in millions)	2019	2018
Settlement pricing adjustments (Note 29(b))	$(49)	$(117)
Share-based compensation	(4)	(59)
Environmental costs	(197)	(20)
Care and maintenance costs	(36)	(11)
Social responsibility and donations	(18)	(18)
Loss on sale of assets	(20)	(3)
Commodity derivatives	17	(36)
Take or pay contract costs	(123)	(106)
Waneta Dam sale (Note 5(e))	—	888
Other	(75)	(68)
	$(505)	$450